Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Short Term Borrowings [Abstract]
Summary of Short-term Borrowings	Short-term borrowings consisted of the followings:
	As of December 31,
	2019	2020
	RMB	RMB
Bank Borrowings	85,000	-